                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    S Squared Technology, LLC
Address: 515 Madison Avenue
         New York, NY 10022

Form 13F File Number: 28-11372

The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Seymour L. Goldblatt
Title: Managing Member
Phone: 212-421-2155

Signature, Place, and Date of Signing:


/s/ Seymour L. Goldblatt                New York, New York    November 12, 2010
-------------------------------------   ------------------    -----------------
[Signature]

S Squared Technology, LLC (SEC File No. 801-63753), S Squared Capital II Management, LLC (SEC File No. 801-63785) and S Squared Technology Partners, L.P. (SEC. File No. 801-66022) are related SEC registered investment advisers (collectively, the "Adviser Entities"). Each of the Adviser Entities serves as investment adviser to one or more clients. The same personnel make investment decisions with respect to the securities set forth on the Form 13F filed by S Squared Technology, LLC for all of the clients of each of the Adviser Entities.

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manger are reported in this report and a portion are reported by other manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.] NONE

                              FORM 13F SUMMARY PAGE

Report Summary

Number of other Included Managers:               2
Form 13F Information Table Entry Total:        103
Form 13F Information Table Value Total:   $710,155
                                        (thousands)

List of Other Included Managers: S Squared Capital II Management, LLC
                                 S Squared Technology Partners, L.P.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

01 - S Squared Capital II Management, LLC
02 - S Squared Technology Partners, L.P.

Page 1 of 4                                                       (SEE USE ONLY)


                                                              September 30, 2010

                                    FORM 13F
               NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                                   Item 6
                                Item               Item 4:                 Investment Discretion                   Item 8: Voting
                                 2:                 Fair      Item 5:    -------------------------   Item 7      Authority (Shares)
                               Title               Market    Shares of         (b) Shared    (c)    Managers  ----------------------
Item 1:                          of     Item 3:     Value    Principal    (a) - As Defined Shared- See Instr.              (b)   (c)
Name of Issuer                 class CUSIP Number (x$1000)     Amount    Sole  in Instr. V  Other      V       (a) Sole  Shared None
-----------------              ----- ------------ -------- ------------- ---- ------------ ------- ---------- ---------- ------ ----
ABSOLUTE SOFTWARE CORPORATION  COM      00386B109    6,825  1,775,100 SH            X                   02     1,775,100
ACCELRYS INC                   COM      00430U103    4,397    631,700 SH   X                                     631,700
ACCENTURE PLC                  COM      G1151C101    2,248     52,900 SH   X                                      52,900
ACTELION LTD                   ADR        B1YD5Q2   11,344    283,100 SH            X                   01       283,100
ALLSCRIPTS HEALTHCARE SOLUTION COM      01988P108    8,995    487,000 SH            X                   01       487,000
ALPHA & OMEGA SEMICONDUCTORS   COM      G6331P104      852     75,000 SH            X                   02        75,000
ALTERA CORP                    COM      021441100    6,225    206,400 SH            X                   01       206,400
ANADYS PHARMACEUTICALS INC     COM      03252Q408    1,591    685,581 SH            X                   02       685,581
ARROW ELECTRONICS INC          COM      042735100   10,860    406,300 SH            X                   01       406,300
ASPEN TECHNOLOGY INC           COM      045327103      819     79,000 SH            X                   02        79,000
ATMEL CORP                     COM      049513104   12,317  1,547,400 SH            X                   01     1,547,400
AVAGO TECHNOLOGIES             COM      Y0486S104    7,122    316,400 SH            X                   01       316,400
AVIAT NETWORKS INC             COM      05366Y102    2,147    525,000 SH            X                   02       525,000
AVNET INC                      COM      053807103   13,265    491,100 SH            X                   01       491,100
BALLANTYNE STRONG INC          COM      058516105    2,896    334,800 SH            X                   02       334,800
BIOGEN IDEC INC                COM      09062X103   10,248    182,600 SH            X                   01       182,600
BLUECOAT SYSTEMS               COM      09534T508    5,014    208,400 SH            X                 01,02      208,400
BMC SOFTWARE INC               COM      055921100   28,358    700,550 SH            X                   01       700,550
CADENCE DESIGN SYS INC         COM      127387108    8,378  1,098,000 SH            X                   01     1,098,000
CALLIDUS SOFTWARE              COM      13123E500    9,641  2,257,883 SH            X                 01,02    2,257,883
CAVIUM NETWORKS INC            COM      14965A101    8,599    299,000 SH            X                   02       299,000
CEPHALON INC                   COM      156708109    5,457     87,400 SH            X                   01        87,400
CHINACAST EDUCATION CORP       COM      16946T109    5,364    757,600 SH            X                   02       757,600
CIENA                          COM      171779101   10,513    675,200 SH            X                   01       675,200
CITY TELECOM LTD               ADR      178677209    4,636    369,400 SH            X                   02       369,400
CODEXIS, INC                   COM      192005106    2,411    251,100 SH            X                 01,02      251,100
COGENT INC                     COM      19239Y108    9,893    929,800 SH            X                   02       929,800
COGNIZANT TECHNOLOGY SOLUTIONS COM      192446102    5,428     84,200 SH            X                   01        84,200
COMVERGE INC                   COM      205859101    4,190    533,078 SH   X                                     533,078
COMVERSE TECHNOLOGY INC        COM      205862402    6,693    994,500 SH            X                   01       994,500
CONSTANT CONTACT INC           COM      210313102    5,715    266,700 SH            X                   02       266,700
DEMANDTEC TEC                  COM      24802R506    1,645    174,800 SH            X                   02       174,800
DEXCOM INC                     COM      252131107   16,091  1,217,200 SH            X                   02     1,217,200
                                                   -------
COLUMN TOTAL                                       240,177
                                                   -------

Page 2 of 4                                                       (SEE USE ONLY)


                                                              September 30, 2010

                                    FORM 13F
               NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                                   Item 6
                                Item               Item 4:                 Investment Discretion                   Item 8: Voting
                                 2:                 Fair      Item 5:    -------------------------   Item 7      Authority (Shares)
                               Title               Market    Shares of         (b) Shared    (c)    Managers  ----------------------
Item 1:                          of     Item 3:     Value    Principal    (a) - As Defined Shared- See Instr.              (b)   (c)
Name of Issuer                 class CUSIP Number (x$1000)     Amount    Sole  in Instr. V  Other      V       (a) Sole  Shared None
-----------------              ----- ------------ -------- ------------- ---- ------------ ------- ---------- ---------- ------ ----
DIGITAL RIV INC                COM      25388B104   14,140    415,400 SH            X                   01       415,400
E M C CORP MASS                COM      268648102      648     31,900 SH   X                                      31,900
EDUCATION MANAGEMENT           COM      28140M103    5,057    344,500 SH            X                   01       344,500
ELOYALTY                       COM      290151307    6,168    881,089 SH            X                 01,02      881,089
EMDEON INC                     COM      29084T104    2,105    172,800 SH            X                   01       172,800
FLEXTRONICS INTL LTD           COM      Y2573F102    4,721    781,700 SH            X                   01       781,700
FOREST LABS INC                COM      345838106   11,815    382,000 SH            X                   01       382,000
FORTINET INC                   COM      34959E109    6,975    279,000 SH            X                   02       279,000
GENZYME CORP                   COM      372917104    6,591     93,100 SH            X                   01        93,100
GRAND CANYON EDUCATION INC     COM      38526M106    4,533    206,700 SH   X                                     206,700
GSE SYSTEMS INC                COM      36227K106    3,282    979,800 SH            X                   02       979,800
GUIDANCE SOFTWARE INC          COM      401692108    2,636    451,300 SH            X                   02       451,300
HARMONIC                       COM      413160102    3,990    580,000 SH            X                   02       580,000
IGATE CORPORATION              COM      45169U105    1,863    102,700 SH   X                                     102,700
INGRAM MICRO INC               COM      457153104   13,716    813,500 SH            X                   01       813,500
INSPIRE PHARMACEUTICALS, INC   COM      457733103    1,636    275,000 SH   X                                     275,000
INTEGRATED DEVICE TECH         COM      458118106    1,386    237,000 SH            X                   01       237,000
INTERSIL HLDG CORP CL A        COM      46069S109    8,005    684,800 SH            X                   01       684,800
KENEXA CORP                    COM      488879107   19,086  1,089,400 SH            X                 01,02    1,089,400
LAM RESH CORP                  COM      512807108   10,693    255,500 SH            X                   01       255,500
LINEAR TECHNOLOTY CORP         COM      535678106    4,548    148,000 SH            X                   01       148,000
LIQUIDITY SERVICES INC.        COM      53635B107    9,865    616,200 SH            X                   02       616,200
MAGMA DESIGN AUTOMATION INC    COM      559181102    7,033  1,900,800 SH            X                   02     1,900,800
MAXLINEAR, INC                 COM      57776J100      763     68,000 SH            X                   02        68,000
MICROSEMI CORP                 COM      595137100   12,878    752,100 SH            X                   01       752,100
MICROTUNE INC DEL              COM      59514P109    2,782    959,200 SH            X                   02       959,200
MONOLITHIC POWERSYSTEM INC     COM      609839105    5,126    313,900 SH            X                   02       313,900
MONSTER WORLDWIDE INC          COM      611742107   25,177  1,942,700 SH            X                   01     1,942,700
MYRIAD GENETICS INC            COM      62855J104    8,586    523,200 SH            X                   01       523,200
McAFEE INC                     COM      579064106    8,729    184,700 SH            X                   01       184,700
NETEZZA CORP                   COM      64111N101   13,826    513,040 SH            X                   01       513,040
NOVELL INC                     COM      670006105    4,686    784,900 SH            X                   01       784,900
NVIDIA CORP                    COM      67066G104    8,600    736,200 SH            X                   01       736,200
                                                   -------
COLUMN TOTAL                                       241,645
                                                   -------

Page 3 of 4                                                       (SEE USE ONLY)


                                                              September 30, 2010

                                    FORM 13F
               NAME OF REPORTING MANAGER S SQUARED TECHNOLOGY, LLC

                                                                                   Item 6
                                Item               Item 4:                 Investment Discretion                   Item 8: Voting
                                 2:                 Fair      Item 5:    -------------------------   Item 7      Authority (Shares)
                               Title               Market    Shares of         (b) Shared    (c)    Managers  ----------------------
Item 1:                          of     Item 3:     Value    Principal    (a) - As Defined Shared- See Instr.              (b)   (c)
Name of Issuer                 class CUSIP Number (x$1000)     Amount    Sole  in Instr. V  Other      V       (a) Sole  Shared None
-----------------              ----- ------------ -------- ------------- ---- ------------ ------- ---------- ---------- ------ ----
ONYX PHARM                     COM      683399109    8,125    308,000 SH            X                   01       308,000
OPENWAVE SYS INC               COM      683718308   17,610 10,359,020 SH            X                 01,02   10,359,020
OPNEXT INC                     COM      68375V105    1,322    842,000 SH            X                   02       842,000
POWER INTEGRATIONS INC         COM      739276103    3,974    125,000 SH            X                   02       125,000
PRINCETON REVIEW INC           COM      742352107    3,041  1,490,600 SH            X                   02     1,490,600
QUEST SOFTWARE INC             COM      74834T103    4,642    188,763 SH            X                   01       188,763
QUINSTREET, INC                COM      74874Q100    1,772    118,200 SH   X                                     118,200
RADWARE, LTD                   COM      IL0010834    7,525    219,000 SH            X                   02       219,000
RESVERLOGIX CORP               COM      76128M108      665    170,000 SH   X                                     170,000
RIGHTNOW TECHNOLOGIES INC      COM      76657R106    1,645     83,500 SH   X                                      83,500
RIVERSTONE NETWORKS            COM      769320995        0  6,138,050 SH            X                 01,02    6,138,050
SALARY.COM                     COM      794006106    1,319    324,400 SH   X                                     324,400
SALIX PHARMACEUTICALS          COM      795435106   21,522    541,850 SH            X                   01       541,850
SAPIENT CORP                   COM      803062108   25,976  2,170,100 SH            X                   01     2,170,100
SEAGATE TECHNOLOGY HOLDINGS    COM      G7945M107    4,085    346,900 SH            X                   01       346,900
SILICON LABORATORIES, INC      COM      826919102    7,187    196,100 SH            X                   01       196,100
SMART TECHNOLOGIES             COM      83172R108    2,032    150,000 SH            X                   01       150,000
SOLARWINDS, INC                COM      83416B109    8,209    475,600 SH            X                   01       475,600
SONIC SOLUTIONS                COM      835460106   16,675  1,465,300 SH            X                 01,02    1,465,300
STEC Inc                       COM      784774101    2,801    225,000 SH            X                   02       225,000
TECH DATA CORP                 COM      878237106    4,796    119,000 SH            X                   01       119,000
TELECOMMUNICATIONS SYS CL A    COM      87929J103      195     50,000 SH   X                                      50,000
TNS INC                        COM      872960109   20,552  1,212,500 SH            X                 01,02    1,212,500
TRX INC                        COM      898452107      139    244,000 SH            X                   02       244,000
TTI TEAM TELECOMA (restricted) PFD      M88258104    2,727    909,091 SH            X                   02       909,091
ULTICOM                        COM      903844108    4,044    498,026 SH            X                   02       498,026
UNIVERSAL DISPLAY CORP         COM      91347P105    9,532    405,600 SH            X                   02       405,600
VERIGY LTD                     COM      Y93691106    4,257    523,600 SH            X                   01       523,600
VIROPHARMA INC                 COM      928241108    8,363    560,900 SH            X                   02       560,900
VISTAPRINT LTD                 COM      N93540107    6,516    168,600 SH            X                   01       168,600
VOCUS INC                      COM      92858J108    3,313    179,300 SH            X                   02       179,300
WASHINGTON POST CO.            COM      939640108    5,152     12,900 SH            X                   01        12,900
WEB.COM GROUP INC              COM      94733A104   10,827  1,972,079 SH            X                   02     1,972,079
WEBMEDIABRANDS INC             COM      94770W100    3,192  3,586,000 SH            X                   02     3,586,000
WESTERN DIGITAL CORP           COM      958102105    4,486    158,000 SH            X                   01       158,000
ELOYALTY CORP SERIES B CONV PF CVPF     290152990      115     22,475 SH   X                                      22,475
                                                   -------
COLUMN TOTAL                                       228,333
                                                   -------
TOTAL                                              710,155
                                                   =======

Page 4 of 4                                                            30-Sep-10
S Squared Technology, LLC
Form 13F - Additions


                                                                                   Item 6
                                Item               Item 4:                 Investment Discretion                   Item 8: Voting
                                 2:                 Fair      Item 5:    -------------------------   Item 7      Authority (Shares)
                               Title               Market    Shares of         (b) Shared    (c)    Managers  ----------------------
Item 1:                          of     Item 3:     Value    Principal    (a) - As Defined Shared- See Instr.              (b)   (c)
Name of Issuer                 class CUSIP Number (x$1000)     Amount    Sole  in Instr. V  Other      V       (a) Sole  Shared None
-----------------              ----- ------------ -------- ------------- ---- ------------ ------- ---------- ---------- ------ ----
NORTEL NETWORKS                COM      656568508        0          5 SH   X                                           5
                                                   -------
TOTAL MARKET VALUE 13F ADDITIONS                         0
                                                   -------
TOTAL MARKET VALUE 13F                             710,155
                                                   -------
TOTAL MARKET VALUE 13F & ADDITIONS                 710,155
                                                   =======